Shareholders' Equity - Additional Information (Detail) - EUR (€) € / shares in Units, € in Millions			1 Months Ended	12 Months Ended
	Dec. 19, 2017	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Jun. 30, 2017	May 31, 2017	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Number of common shares				80,996,000	66,105,000	44,532,000
Share buyback program, number of common shares repurchased				13,042,592
Revaluation				€ 4,920	€ 5,381
Vereniging Aegon [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Percentage of shareholding stake in acquired company	32.60%
Revaluation account [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Revaluation				5,380	6,113
Revaluation deficit [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Revaluation				€ 363	€ 663
Aegon [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Share buyback program, number of common shares repurchased					83,116,535
Share buyback program, value of common shares repurchased					€ 400
Share buyback program, number of repurchased common shares were cancelled		83,116,535
Aegon [member] | Interim dividend [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Number treasury shares										19,047,358
Aegon [member] | Final dividend and interim dividend [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Share buyback program, number of common shares repurchased				51,864,626	60,023,886	36,416,606
Vereniging Aegon [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Share buyback program, value of common shares repurchased					€ 400
Percentage of shareholding stake in acquired company				32.60%
Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Common shares issuance, par value				€ 0.12	€ 0.12
Number treasury shares				64,488,000	47,473,000	42,998,000						49,537,000
Common shares [member] | Aegon [member] | Interim dividend [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Common shares issuance		1,506,562					21,099,402			1,089,315
Common shares issuance, par value		€ 0.12					€ 0.12			€ 0.12
Number of common shares		30,765,224					24,948,255			20,136,673
Common shares [member] | Aegon [member] | Final dividend [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Common shares issuance, par value			€ 0.12
Number of common shares			29,258,662								16,279,933
Number treasury shares			9,121,989
Common shares [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Number of common shares				65,650,650	48,780,045
Common shares B [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Number of common shares				15,346,000	17,325,000
Number treasury shares				15,346,000	17,325,000
Common shares B [member] | Aegon [member] | Vereniging Aegon [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Common shares issuance						3,696,440
Common shares issuance, par value						€ 0.12
Share buyback program, number of common shares repurchased	13,042,592		17,324,960
Common shares B [member] | Aegon N V [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Number of common shares				15,345,680	17,324,960
Common shares [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Common shares issuance, par value				€ 0.12
Number of common shares				2,095,648,000	2,074,549,000	2,147,037,000
Common shares [member] | Aegon N V [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Number of common shares				64,488,000	47,473,000	42,998,000
Common share B [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Common shares issuance, par value				€ 0.12
Number of common shares				585,022,000	585,022,000	585,022,000
Common share B [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Common shares issuance, par value				€ 0.12	€ 0.12
Number of common shares				15,345,680	17,324,960
Ordinary share [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Common shares issuance, par value				€ 0.12	€ 0.12
Number of common shares				65,650,650	48,780,045
Common Share B [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Common shares issuance									1,979,260
Common shares issuance, par value				€ 0.12	€ 0.12				€ 0.12
Number treasury shares				15,346,000	17,325,000
Common Share [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Common shares issuance								26,916,371
Common shares issuance, par value				€ 0.12	€ 0.12
Common Share [member] | Vereniging Aegon [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Common shares issuance								13,042,612
Common shares issuance, par value								€ 0.12
Common Share [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Number treasury shares				64,488,000	47,473,000	42,998,000